Loans (Schedule of Aggregate Annual Maturities) (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Total of long term loans	€ 76,314	€ 183,916
Current maturities	142,581	14,253
Long-term loans	218,895	198,169
Second year [Member]
Disclosure of detailed information about borrowings [line items]
Total of long term loans	7,402	12,910
Third year [Member]
Disclosure of detailed information about borrowings [line items]
Total of long term loans	7,849	13,034
Fourth year [Member]
Disclosure of detailed information about borrowings [line items]
Total of long term loans	7,623	12,539
Fifth year [Member]
Disclosure of detailed information about borrowings [line items]
Total of long term loans	6,524	13,264
More than 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Total of long term loans	€ 46,916	€ 132,169